Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability) as at January 1, 2021
Deferred tax asset (liability) acquired in business combinations (see Note 9.B)	(4,242)
Changes recognized in profit or loss	5,013
Balance of deferred tax asset (liability) as at December 31, 2021	771
Intangible assets and inventories [Member]
Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability) as at January 1, 2021
Deferred tax asset (liability) acquired in business combinations (see Note 9.B)	(7,117)
Changes recognized in profit or loss	6,881
Balance of deferred tax asset (liability) as at December 31, 2021	(236)
Carry- forward tax losses [Member]
Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability) as at January 1, 2021
Deferred tax asset (liability) acquired in business combinations (see Note 9.B)	2,875
Changes recognized in profit or loss	(1,868)
Balance of deferred tax asset (liability) as at December 31, 2021	$ 1,007